REPURCHASE OF SHARES	12 Months Ended
Dec. 31, 2011
REPURCHASE OF SHARES

13. REPURCHASE OF SHARES

In August 2011, the Board of Directors approved a share repurchase program to repurchase outstanding ADSs of the Company with an aggregate value of up to US$10.0 million within two years. The repurchase will be made from time to time depending on market conditions, share price and other factors, as well as subject to the relevant rules under United States securities regulations. The share repurchases may be made on the open market, in block trades or otherwise and may include derivative transactions. The program may be suspended or discontinued at any time.

During 2011, ShangPharma repurchased an aggregate volume of 124,286 ADSs from the open market for a total consideration of US$1,092,275. All repurchased shares were accounted for under the cost method in treasury stock as of December 31, 2011. In addition, the Company made prepayments to the depositary bank of approximately US$1.0 million, the amount is intended for future repurchases and was recorded as restricted cash.